Reclamation Obligations - Balances (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reclamation Obligations [Line Items]
Current reclamation obligations	$ 1,713	$ 2,256
Non-current reclamation obligations	30,601	32,642
Total reclamation obligations	32,314	34,898	$ 29,459
Elliot Lake
Reclamation Obligations [Line Items]
Total reclamation obligations	18,071	19,796
MLJV and MWJV
Reclamation Obligations [Line Items]
Total reclamation obligations	12,057	12,215
Wheeler River and Other
Reclamation Obligations [Line Items]
Total reclamation obligations	$ 2,186	$ 2,887